GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
General and Administrative Expense [Abstract]
Schedule of General and Administrative Expenses
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023

Professional fees	1,966	1,758	1,432
Share-based compensation	1,747	716	675
Salary and related expenses	1,079	808	766
Insurance expenses	178	196	300
Director fees	175	239	241
Office maintenance	122	135	129
Depreciation	115	117	115
Travel abroad	82	104	100
Fundraising expenses	-	-	260
Others	68	112	45
Total	5,532	4,185	4,063